Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 8,175,767	$ 8,111,778
Effect of translation	1,256,880	(518,180)
Increase of the year	1,729,392	2,528,224
Applications, Payments	(2,411,436)	(1,946,055)
Ending balance	$ 8,750,603	$ 8,175,767